SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 2,277	$ 2,135	$ 2,135	$ 0
Initial recognition				2,135
Accretion	68	$ 74	142
Ending Balance	$ 2,345		$ 2,277	$ 2,135